Cover	Nov. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40920
Entity Registrant Name	Aeries Technology, Inc.
Entity Central Index Key	0001853044
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	190 Elgin Avenue,
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
City Area Code	(919)
Local Phone Number	228-6404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AERT
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AERTW
Security Exchange Name	NASDAQ